CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Net sales	$ 1,548	$ 1,361		$ 6,148		$ 5,952		$ 5,555
Cost of sales	710	571		2,386		2,443		2,329
Gross margin	838	790		3,762		3,509		3,226
Selling, general and administrative expenses	384	283		1,442		1,053		1,017
Research and development expenses	280	156		1,176		820		595
Net interest expense	23			48
Other (income) expense, net	(21)	12		(102)		104		1
Income from continuing operations before income taxes	172	339		1,198		1,532		1,613
Income tax expense	27	77		270		346		325
Net income from continuing operations	145	262	[1]	928	[1]	1,186	[2]	1,288
Income from discontinued operations, net of tax		10	[1]	28	[1]	551	[2]
Net income	$ 145	$ 272	[1]	$ 956	[1]	$ 1,737	[2]	$ 1,288
Income from continuing operations per common share
Basic	$ 0.21	$ 0.39	[1]	$ 1.37	[1]	$ 1.75	[2]	$ 1.90
Diluted	0.21	0.38	[1]	1.36	[1]	1.74	[2]	1.89
Income from discontinued operations per common share
Basic		0.02	[1]	0.04	[1]	0.82	[2]
Diluted		0.02	[1]	0.04	[1]	0.81	[2]
Net income per common share
Basic	0.21	0.41	[1]	1.41	[1]	2.57	[2]	1.90
Diluted	$ 0.21	$ 0.40	[1]	$ 1.40	[1]	$ 2.55	[2]	$ 1.89
Weighted-average number of common shares outstanding
Basic	681	676		677		676		676
Diluted	690	681		683		681		681
Cash dividends declared per common share	$ 0.07	$ 0.00		$ 0.14		$ 0.00

[1]	The first quarter of 2015 included net after-tax charges from continuing operations of $33 million related to intangible asset amortization, business optimization items, and separation costs; and a $9 million after-tax favorable adjustment to the gain recorded on sale of the company's commercial vaccines business reported in discontinued operations. The second quarter of 2015 included net after-tax charges from continuing operations of $109 million related to intangible asset amortization, business optimization items, separation costs, and milestone payments associated with the company's collaboration agreements; and a $4 million after-tax charge reported in discontinued operations. The third quarter of 2015 included net after-tax charges from continuing operations of $104 million related to intangible asset amortization, separation costs, IPR&D and other impairment charges, a decrease in the fair value of contingent payment liabilities, milestone payments associated with the company's collaboration agreements and business development items; and a $28 million after-tax gain recorded on the sale of certain vaccines R&D programs reported in discontinued operations. The fourth quarter of 2015 included net after-tax charges from continuing operations of $286 million related to intangible asset amortization, business optimization items, separation costs, upfront and milestone payments to collaboration partners, a decrease in the fair value of contingent payment liabilities, a currency-related item and favorable adjustments to previously recorded impairment charges; and a $6 million after-tax unfavorable adjustment to the gain recorded on sale of the company's commercial vaccines business reported in discontinued operations.
[2]	The first quarter of 2014 included net after-tax charges from continuing operations of $24 million related to intangible asset amortization, business optimization items, plasma-related litigation and milestone payments associated with the company's collaboration agreements; and an $8 million after-tax charge reported in discontinued operations. The second quarter of 2014 included net after-tax charges from continuing operations of $63 million related to intangible asset amortization, business optimization items, separation costs, milestone payments associated with the company's collaboration agreements and an increase in fair value of contingent payment liabilities. The third quarter of 2014 included net after-tax charges from continuing operations of $166 million related to intangible asset amortization, business optimization items, separation costs, the Branded Prescription Drug Fee and milestone payments associated with the company's collaboration arrangements; and after-tax charges of $5 million after-tax charge reported in discontinued operations. The fourth quarter of 2014 included net after-tax charges from continuing operations of $146 million related to intangible asset amortization, business optimization items, separation costs, milestone payments associated with the company's collaboration agreements, other-than-temporary impairment and an increase in fair value of contingent payment liabilities; and a $417 million after-tax gain on the sale of the company's commercial vaccines business reported in discontinued operations.